Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods	€ 129,416	€ 136,372	€ 69,105
Sales of services	14,353	7,813	2,474
Total	€ 143,769	€ 144,185	€ 71,579